Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Transactions Between Related Parties [Line Items]
Aggregate grant value of employment agreements		$ 3,856
Minera Exar S.A. | Cauchari-Olaroz Project
Disclosure Of Transactions Between Related Parties [Line Items]
Total construction services contract value	$ 68,000	19,935
Percentage of share of joint venture	49.00%
Service Agreement Term	5 years
Minera Exar S.A. | Cauchari-Olaroz Project | Magna Construcciones S.R.L
Disclosure Of Transactions Between Related Parties [Line Items]
Total construction services contract value		42
Exar Capital
Disclosure Of Transactions Between Related Parties [Line Items]
Other receivables		26,789	$ 32,122
Exar Capital | Materials and Supplies
Disclosure Of Transactions Between Related Parties [Line Items]
Trade payables		28,550	33,292
Other receivables		$ 41,483	$ 33,293